UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Karen Jacoppo-Wood

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246_
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Blueprint Adaptive Growth Allocation Fund

Institutional Class (BLUIX)

Semi-Annual Shareholder Report - August 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Blueprint Adaptive Growth Allocation Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/blueprint/. You can also request this information by contacting us at (866) 983-4525.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$66	1.25%

How did the Fund perform during the reporting period?

       The Fund continued to benefit from positive trends in global equities in the prior period with growth and technology-oriented stocks being the primary drivers of performance as they have since 2023. After a sharp retracement earlier in the period caused Apple to be one of the Fund’s worst performers, the technology leader rebounded significantly later in the period, becoming a top performer. On the negative side, the steep drop in prices to kick off August triggered one of the Fund’s risk management controls which was ultimately unnecessary. The V-shaped recovery in stocks caused volatility to plummet and as a result the Fund’s hedged positioned generated a small loss.

       September’s rate cut by the Fed cements the switch from hawkish to dovish monetary policy. The combination of this change with continued strong employment and consumer spending points to a “soft landing” in our view and back up the current positive trends for both stocks and bonds. Speaking of the latter, bond prices have established solid trends as well on the upside.

       We believe the upcoming election will likely contribute to periods of higher volatility as markets weigh the odds of victory for each candidate and their competing agendas for the Country and economy. There is not any significant data in our opinion to suggest an election, even a closely contested one, should give investors pause, however. As a trend follower, we will continue to follow the systems that we have relied on for many years now, but also believe there is nothing in the current set of economic data that would cause us to question the embedded, positive trends. Risks are always around the corner but both the trends and data, in our view, point to a favorable environment for stocks, real estate, and bonds.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Blueprint Adaptive Growth Allocation Fund - Institutional Class - $14,827
S&P 500® Index - $23,428
Morningstar Global Allocations Index - $15,206
$25,000
$22,000
$19,000
$16,000
$13,000
$10,000
Mar-2020
Aug-2020
Aug-2021
Aug-2022
Aug-2023
Aug-2024

	Blueprint Adaptive Growth Allocation Fund - Institutional Class	S&P 500® Index	Morningstar Global Allocations Index
Mar-2020	$10,000	$10,000	$10,000
Aug-2020	$11,430	$13,649	$12,152
Aug-2021	$13,374	$17,903	$14,330
Aug-2022	$11,741	$15,893	$11,999
Aug-2023	$12,247	$18,427	$12,996
Aug-2024	$14,827	$23,428	$15,206

Average Annual Total Returns

	1 Year	Since Inception (March 31, 2020)
Blueprint Adaptive Growth Allocation Fund - Institutional Class	21.06%	9.32%
S&P 500® Index	27.14%	21.25%
Morningstar Global Allocations Index	17.00%	9.95%

Past performance does not guarantee future results. Call (866) 983-4525 or visit https://funddocs.filepoint.com/blueprint/ for current month-end performance.

Blueprint Adaptive Growth Allocation Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

Fund Statistics

  Net Assets$164,453,571
  Number of Portfolio Holdings214
  Advisory Fee (net of recoupments)$766,802
  Portfolio Turnover81%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	88.1%
Exchange-Traded Funds	11.0%
Money Market Funds	0.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
24.1%
Exchange-Traded Funds
11.0%
Financials
11.0%
Real Estate
10.6%
Health Care
9.5%
Industrials
7.2%
Communications
7.1%
Consumer Discretionary
6.4%
Consumer Staples
5.9%
Energy
2.7%
Materials
1.9%
Utilities
1.6%
Money Market
0.9%
Other Assets in Excess of Liabilities
0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market	0.9%
Utilities	1.6%
Materials	1.9%
Energy	2.7%
Consumer Staples	5.9%
Consumer Discretionary	6.4%
Communications	7.1%
Industrials	7.2%
Health Care	9.5%
Real Estate	10.6%
Financials	11.0%
Exchange-Traded Funds	11.0%
Technology	24.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	7.4%
NVIDIA Corporation	5.5%
Microsoft Corporation	3.0%
iShares MSCI India ETF	2.3%
Meta Platforms, Inc. - Class A	2.2%
Berkshire Hathaway, Inc. - Class B	2.1%
iShares Gold Trust	2.1%
Alphabet, Inc. - Classes A & C	1.7%
iShares MSCI South Korea ETF	1.6%
Amazon.com, Inc.	1.6%

Material Fund Changes

No material changes occurred during the period ended August 31, 2024.

Blueprint Adaptive Growth Allocation Fund - Institutional Class (BLUIX)

Semi-Annual Shareholder Report - August 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/blueprint/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 083124-BLUIX

HVIA Equity Fund

Institutional Class (HVEIX)

Semi-Annual Shareholder Report - August 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about HVIA Equity Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.hviafunds.com. You can also request this information by contacting us at (888) 209-8710.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$51	0.99%

How did the Fund perform during the reporting period?

The equity markets have been up, which is traditional for a Presidential election year. Earnings have come in ahead of expectations with margins near record levels. The overhang of higher inflation limited stock appreciation to the larger cap technology equities early in the year with a broadening out of the market during the quarter. Overall, the underlying economy is solid, with GDP being in the low single digits. We expected inflation not to be an issue as the year progressed, which occurred. This lower inflationary expectation allowed a shift from the Federal Reserve’s focus on inflation to that of slowing employment. This allowed Fed Chairman Jerome Powell to cut the Fed Funds rate by 50 basis points during the quarter.

The HVIA Fund underperformed for the quarter ending August 31, 2024, returning 4.89% compared to the S&P 500 Index which recorded a gain of 7.39%. The underperformance was due to our limited sector exposure to Utilities and Real Estate which were the two top quarterly performers. The lowering of interest rates by the Federal Reserve and the anticipated need for a significant increase in power demand from AI were the main drivers for the sector's outperformance. We continue to hold a large exposure to Technology and Healthcare which were flat to slightly up for the period.

In terms of individual holdings, the Fund was hurt by our exposure to Dollar General (DG). The company saw a quarterly drop of 40.28% due to the resetting of earning expectations for the remainder of the year and the resetting of earnings into 2025. We no longer hold the position as we lost confidence in management’s ability to follow through on its business strategy.

As we move into the final quarter of the year we continue to believe that we have an upward bias to markets as productivity gains, record margins and earnings growth coupled with lower rates should allow for further equity appreciation.

How has the Fund performed since inception?

Total Return Based on $25,000 Investment

$85,000
$70,000
$55,000
$40,000
$25,000
10/03/16
8/31/17
8/31/18
8/31/19
8/31/20
8/31/21
8/31/22
8/31/23
8/31/24
HVIA Equity Fund - Institutional Class - $77,272
S&P 500® Index - $75,122

	HVIA Equity Fund - Institutional Class	S&P 500® Index
10/03/16	$25,000	$25,000
8/31/17	$30,118	$29,144
8/31/18	$35,300	$34,875
8/31/19	$36,319	$35,894
8/31/20	$47,796	$43,768
8/31/21	$61,673	$57,408
8/31/22	$52,659	$50,962
8/31/23	$62,378	$59,088
8/31/24	$77,272	$75,122

Average Annual Total Returns

	1 Year	5 Years	Since Inception (October 3, 2016)
HVIA Equity Fund - Institutional Class	23.88%	16.30%	15.33%
S&P 500® Index	27.14%	15.92%	14.92%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$62,304,180
  Number of Portfolio Holdings49
  Advisory Fee (net of waivers)$154,048
  Portfolio Turnover7%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	93.9%
Money Market Funds	6.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
29.4%
Financials
13.9%
Consumer Discretionary
12.6%
Industrials
12.2%
Health Care
11.7%
Money Market Funds
6.1%
Energy
4.3%
Real Estate
2.9%
Communications
2.6%
Consumer Staples
2.0%
Materials
1.9%
Utilities
0.3%
Other Assets in Excess of Liabilities
0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Utilities	0.3%
Materials	1.9%
Consumer Staples	2.0%
Communications	2.6%
Real Estate	2.9%
Energy	4.3%
Money Market Funds	6.1%
Health Care	11.7%
Industrials	12.2%
Consumer Discretionary	12.6%
Financials	13.9%
Technology	29.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	6.3%
KLA Corporation	4.9%
Amazon.com, Inc.	3.6%
Eli Lilly & Company	3.4%
Microsoft Corporation	3.4%
American Express Company	3.3%
Advanced Micro Devices, Inc.	3.2%
Marsh & McLennan Companies, Inc.	2.8%
Apple, Inc.	2.7%
Chipotle Mexican Grill, Inc.	2.7%

Material Fund Changes

No material changes occurred during the period ended August 31, 2024.

HVIA Equity Fund (HVEIX)

Semi-Annual Shareholder Report - August 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.hviafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 083124-HVEIX

Nia Impact Solutions Fund

(NIAGX)

Semi-Annual Shareholder Report - August 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Nia Impact Solutions Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.niaimpactfunds.com. You can also request this information by contacting us at (833) 571-2833.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nia Impact Solutions Fund	$53	0.99%

How did the Fund perform during the reporting period?

Dear Shareholder,

During the period March 1 to August 31, NIAGX returned 12.87%, outperforming the MSCI ACWI IMI by 2.56%. Top-performing sectors for NIAGX were Real Estate, Financials, and Health Care, while the bottom performers were Materials, Industrials, and Consumer Staples.

The Fund’s relative performance was driven largely by stock selection. Iron Mountain (IRM), a REIT specializing in storage and information management, was a standout, returning 46.29% and contributing 110 basis points to overall performance. Iron Mountain, aligning with Nia’s "Thriving Communities" theme, supports clients' renewable energy goals through green data centers and sustainable asset lifecycle management. The company's strong growth in data centers, which service AI needs, was a key driver of performance. First Solar (FSLR), a solar panel manufacturer aligned with Nia’s "Sustainable Planet" theme, also contributed positively, returning 47.75% and 109 basis points to performance, driven by rising sales, strong cash flow, and reduced debt.

STMicroelectronics (STM) and Advanced Micro Devices (AMD) were the main detractors to performance. STM fell 29.75%, detracting 76 basis points from performance. The company, which meets Nia’s "Thriving Communities" theme, faced revenue and margin pressures, particularly in its automotive and microcontroller segments. AMD fell 22.84%, reducing fund performance by 61 basis points. Although AMD beat earnings expectations, the stock was affected by a broader correction in mega-cap AI companies following a strong two-year run.

Overall, the portfolio benefited from the rotation away from mega-cap stocks as investors became wary of rising costs tied to generative AI. An improving interest rate environment boosted small and mid-cap holdings, while strategic investments in infrastructure supported a sustainable transition for generative AI, including companies that work to cool data centers and reduce their carbon footprint.

With much care,

The Nia Impact Capital Team

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$13,765
$12,637
May-2022
Aug-2022
Aug-2023
Aug-2024
Nia Impact Solutions Fund
MSCI ACWI Index

	Nia Impact Solutions Fund	MSCI ACWI Index
May-2022	$10,000	$9,999
Aug-2022	$10,220	$9,905
Aug-2023	$10,205	$11,225
Aug-2024	$12,637	$13,765

Average Annual Total Returns

	1 Year	Since Inception (May 10, 2022)
Nia Impact Solutions Fund	23.82%	10.66%
MSCI ACWI Index	22.64%	14.84%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$82,850,522
  Number of Portfolio Holdings51
  Advisory Fee (net of waivers)$203,962
  Portfolio Turnover1%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.2%
Money Market Funds	3.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 27.1%
Industrials 16.7%
Health Care 15.0%
Consumer Discretionary 6.3%
Real Estate 6.0%
Materials 5.8%
Energy 5.4%
Financials 5.2%
Consumer Staples 4.3%
Money Market Funds 3.8%
Communications 3.7%
Utilities 0.9%
Liabilities in Excess of Other Assets -0.2%

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Utilities	0.9%
Communications	3.7%
Money Market Funds	3.8%
Consumer Staples	4.3%
Financials	5.2%
Energy	5.4%
Materials	5.8%
Real Estate	6.0%
Consumer Discretionary	6.3%
Health Care	15.0%
Industrials	16.7%
Technology	27.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
International Business Machines Corporation	4.2%
Vertex Pharmaceuticals, Inc.	4.2%
Iron Mountain, Inc.	3.9%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3.8%
Stantec, Inc.	3.8%
SAP SE - ADR	3.2%
Amalgamated Financial Corporation	3.2%
Carlisle Companies, Inc.	3.1%
AECOM	3.1%
Palo Alto Networks, Inc.	3.0%

Material Fund Changes

On August 6, 2024, Jethro Townsend, CFA, Partner and Portfolio Manager, became a member of the portfolio management team of the Fund, joining Kristin Hull, PhD, who will continue to serve as a portfolio manager of the Fund.

Nia Impact Solutions Fund (NIAGX)

Semi-Annual Shareholder Report - August 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.niaimpactfunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 083124-NIAGX

(b)	Not applicable

Item 2. Code of Ethics.

Not required

Item 3. Audit Committee Financial Expert.

Not required

Item 4. Principal Accountant Fees and Services.

Not required

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a) The Registrant’s schedule of investments is included in the Financial Statements under Item 7 of this form.

(b) Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

Blueprint Adaptive

Growth Allocation Fund

Institutional Class: (BLUIX)

Financial Statements

August 31, 2024

(Unaudited)

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS
August 31, 2024 (Unaudited)
COMMON STOCKS — 88.0%	Shares	Value
Communications — 7.1%
Cable & Satellite — 0.2%
Comcast Corporation - Class A	6,165	$243,949

Internet Media & Services — 5.2%
Alphabet, Inc.- Class A	9,091	1,485,287
Alphabet, Inc.- Class C	7,536	1,244,269
Booking Holdings, Inc.	113	441,743
Meta Platforms, Inc.- Class A	7,035	3,667,416
Netflix, Inc.(a)	1,323	927,886
Shopify, Inc.- Class A (a)	10,613	786,105
		8,552,706
Publishing & Broadcasting — 0.1%
TKO Group Holdings, Inc.	1,287	152,162

Telecommunications — 1.6%
AT&T, Inc.	23,013	457,959
Deutsche Telekom AG - ADR	30,396	864,158
SoftBank Group Corporation - ADR	13,726	398,603
T-Mobile US, Inc.	1,719	341,600
Verizon Communications, Inc.	14,645	611,868
		2,674,188
Consumer Discretionary — 6.4%
Apparel & Textile Products — 0.7%
Deckers Outdoor Corporation (a)	999	958,331
Skechers U.S.A., Inc.- Class A (a)	3,816	261,319
		1,219,650
Automotive — 1.2%
General Motors Company	4,143	206,239
Tesla, Inc.(a)	8,304	1,777,969
		1,984,208
E-Commerce Discretionary — 1.6%
Amazon. com, Inc.(a)	14,378	2,566,473

Home & Office Products — 0.2%
Tempur Sealy International, Inc.	6,030	316,153

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 88.0% (Continued)	Shares	Value
Consumer Discretionary — 6.4% (Continued)
Home Construction — 0.9%
KB Home	2,585	$216,390
M/I Homes, Inc.(a)	1,353	215,628
Meritage Homes Corporation	1,278	253,133
Taylor Morrison Home Corporation (a)	3,235	217,813
Toll Brothers, Inc.	3,188	459,295
Tri Pointe Homes, Inc.(a)	3,590	159,540
		1,521,799
Leisure Facilities & Services — 0.4%
McDonald’s Corporation	1,087	313,774
Starbucks Corporation	1,716	162,282
Texas Roadhouse, Inc.	1,204	203,175
		679,231
Retail - Discretionary — 1.4%
Abercrombie & Fitch Company - Class A (a)	1,669	246,294
Dick’s Sporting Goods, Inc.	1,406	333,166
Group 1 Automotive, Inc.	391	147,313
Home Depot, Inc. (The)	3,014	1,110,659
Lowe’s Companies, Inc.	1,776	441,336
		2,278,768
Consumer Staples — 5.9%
Beverages — 1.5%
Anheuser-Busch InBev S.A./N.V. - ADR	12,781	785,265
Coca-Cola Company (The)	12,241	887,105
PepsiCo, Inc.	4,346	751,337
		2,423,707
Food — 0.5%
BellRing Brands, Inc.(a)	4,120	230,432
Ingredion, Inc.	1,445	194,078
Nestlé S.A. - ADR	3,648	390,044
		814,554
Household Products — 1.6%
Colgate-Palmolive Company	2,568	273,492
Procter & Gamble Company (The)	9,228	1,582,971
Unilever plc - ADR	13,362	865,724
		2,722,187

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 88.0% (Continued)	Shares	Value
Consumer Staples — 5.9% (Continued)
Retail - Consumer Staples — 1.6%
Casey’s General Stores, Inc.	732	$265,211
Costco Wholesale Corporation	1,415	1,262,718
Target Corporation	1,279	196,480
Walmart, Inc.	11,593	895,327
		2,619,736
Tobacco & Cannabis — 0.5%
Altria Group, Inc.	4,987	268,151
Philip Morris International, Inc.	4,549	560,846
		828,997
Wholesale - Consumer Staples — 0.2%
US Foods Holding Corporation (a)	4,972	294,392

Energy — 2.7%
Oil & Gas Producers — 2.7%
Enbridge, Inc.	21,799	875,884
Exxon Mobil Corporation	16,474	1,942,944
Shell plc - ADR	10,628	761,602
TotalEnergies SE - ADR	11,308	780,252
		4,360,682
Financials — 11.0%
Asset Management — 0.8%
BlackRock, Inc.	443	399,502
Brookfield Corporation	16,875	848,475
		1,247,977
Banking — 5.5%
Bank of America Corporation	19,468	793,321
Bank of Nova Scotia (The)	15,957	795,935
BNP Paribas S.A. - ADR	22,665	785,116
Citigroup, Inc.	5,368	336,251
Commonwealth Bank of Australia - ADR	9,150	865,590
HSBC Holdings plc - ADR	16,300	724,698
JPMorgan Chase & Company	10,469	2,353,431
Mitsubishi UFJ Financial Group, Inc.- ADR	66,924	704,710
Royal Bank of Canada	7,119	859,833
Toronto-Dominion Bank (The)	6,876	412,010
US Bancorp	3,654	172,578
Wells Fargo & Company	5,162	301,822
		9,105,295

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 88.0% (Continued)	Shares	Value
Financials — 11.0% (Continued)
Institutional Financial Services — 0.9%
Bank of New York Mellon Corporation (The)	2,313	$157,793
Evercore, Inc.- Class A	813	199,787
Goldman Sachs Group, Inc. (The)	860	438,815
Interactive Brokers Group, Inc.- Class A	2,597	334,727
Morgan Stanley	3,899	403,975
		1,535,097
Insurance — 3.6%
Allianz SE - ADR	25,364	786,284
Berkshire Hathaway, Inc.- Class B (a)	7,153	3,404,256
Kinsale Capital Group, Inc.	542	266,171
MetLife, Inc.	2,006	155,425
Old Republic International Corporation	5,728	205,463
Primerica, Inc.	1,673	440,384
RenaissanceRe Holdings Ltd.	1,220	310,844
Unum Group	5,075	281,611
		5,850,438
Specialty Finance — 0.2%
American Express Company	1,469	379,957

Health Care — 9.5%
Biotech & Pharma — 6.5%
AbbVie, Inc.	5,360	1,052,222
Amgen, Inc.	1,702	568,179
AstraZeneca plc - ADR	9,292	814,165
CSL Ltd.- ADR	7,787	812,028
Eli Lilly & Company	2,498	2,398,130
Gilead Sciences, Inc.	3,724	294,196
Johnson & Johnson	7,374	1,223,052
Novartis AG - ADR	7,068	854,450
Novo Nordisk A/S - ADR	5,372	747,567
Pfizer, Inc.	9,134	264,977
Roche Holding AG - ADR	18,742	793,349
Sanofi - ADR	15,629	879,288
		10,701,603
Health Care Facilities & Services — 1.3%
Encompass Health Corporation	2,025	188,426
Ensign Group, Inc. (The)	1,143	173,005
UnitedHealth Group, Inc.	3,055	1,803,061
		2,164,492

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 88.0% (Continued)	Shares	Value
Health Care — 9.5% (Continued)
Medical Equipment & Devices — 1.7%
Abbott Laboratories	5,354	$606,447
Danaher Corporation	1,971	530,810
Glaukos Corporation (a)	1,073	143,664
Medtronic plc	3,883	343,956
Merit Medical Systems, Inc.(a)	1,547	149,564
Penumbra, Inc.(a)	1,365	276,167
Thermo Fisher Scientific, Inc.	1,174	722,092
		2,772,700
Industrials — 7.2%
Aerospace & Defense — 1.1%
Airbus SE - ADR	10,064	386,357
Curtiss-Wright Corporation	957	302,278
General Dynamics Corporation	691	206,858
Lockheed Martin Corporation	666	378,354
RTX Corporation	3,790	467,459
		1,741,306
Commercial Support Services — 0.8%
Clean Harbors, Inc.(a)	1,631	401,063
Recruit Holdings Company Ltd.- ADR	73,371	912,735
		1,313,798
Diversified Industrials — 1.3%
3M Company	1,599	215,369
General Electric Company	3,380	590,216
Honeywell International, Inc.	956	198,762
ITT, Inc.	2,011	279,972
Siemens AG - ADR	8,363	787,627
		2,071,946
Electrical Equipment — 1.3%
AAON, Inc.	2,101	200,666
Badger Meter, Inc.	1,057	218,735
Lennox International, Inc.	921	543,565
nVent Electric plc	2,635	179,075
Schneider Electric SE - ADR	15,735	798,709
SPX Technologies, Inc.(a)	971	158,409
		2,099,159
Engineering & Construction — 0.6%
AECOM	2,947	295,112
EMCOR Group, Inc.	1,644	646,191
		941,303

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 88.0% (Continued)	Shares	Value
Industrials — 7.2% (Continued)
Industrial Support Services — 0.3%
Applied Industrial Technologies, Inc.	1,090	$223,581
Watsco, Inc.	756	359,418
		582,999
Machinery — 0.6%
Caterpillar, Inc.	1,489	530,233
Crane Company	1,237	195,916
ESAB Corporation	1,581	165,958
Federal Signal Corporation	1,811	171,121
		1,063,228
Transportation & Logistics — 1.2%
Canadian Pacific Kansas City Ltd.	4,746	393,633
Deutsche Post AG - ADR	9,116	395,726
FedEx Corporation	668	199,578
Landstar System, Inc.	1,156	211,039
Union Pacific Corporation	1,808	463,011
XPO, Inc.(a)	3,334	382,143
		2,045,130
Materials — 1.9%
Chemicals — 1.2%
BASF SE - ADR	31,062	394,177
Linde plc	3,295	1,575,834
		1,970,011
Construction Materials — 0.5%
Eagle Materials, Inc.	1,022	263,421
Owens Corning	1,484	250,395
Simpson Manufacturing Company, Inc.	1,521	278,434
		792,250
Forestry, Paper & Wood Products — 0.1%
Boise Cascade Company	1,446	196,107

Steel — 0.1%
ATI, Inc.(a)	3,829	244,596

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 88.0% (Continued)	Shares	Value
Real Estate — 10.6%
REITs — 10.6%
American Homes 4 Rent - Class A	6,690	$266,061
American Tower Corporation	8,001	1,792,704
AvalonBay Communities, Inc.	3,044	687,122
BXP, Inc.	2,860	215,129
Crown Castle, Inc.	6,728	753,671
Digital Realty Trust, Inc.	6,231	944,682
Equinix, Inc.	1,452	1,211,491
Equity LifeStyle Properties, Inc.	3,887	282,624
Equity Residential	7,310	547,373
Essex Property Trust, Inc.	1,400	422,506
Extra Space Storage, Inc.	3,746	663,042
Federal Realty Investment Trust	1,710	196,650
Invitation Homes, Inc.	12,180	448,711
Iron Mountain, Inc.	5,381	609,452
Kimco Realty Corporation	12,738	296,286
Lamar Advertising Company - Class A	1,648	207,285
Mid-America Apartment Communities, Inc.	2,638	428,332
Prologis, Inc.	10,760	1,375,343
Public Storage	2,361	811,523
Realty Income Corporation	11,717	727,743
Regency Centers Corporation	3,425	248,963
Rexford Industrial Realty, Inc.	4,514	229,853
SBA Communications Corporation	2,116	479,613
Simon Property Group, Inc.	6,153	1,029,705
Sun Communities, Inc.	2,466	333,502
UDR, Inc.	6,687	297,638
VICI Properties, Inc.	18,330	613,688
Welltower, Inc.	10,636	1,283,552
		17,404,244
Technology — 24.1%
Semiconductors — 7.6%
ASML Holding N.V.	457	413,069
Broadcom, Inc.	13,410	2,183,416
NVIDIA Corporation	75,967	9,068,181
QUALCOMM, Inc.	1,677	293,978
Texas Instruments, Inc.	2,663	570,787
		12,529,431

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 88.0% (Continued)	Shares	Value
Technology — 24.1% (Continued)
Software — 5.4%
Adobe, Inc.(a)	1,338	$768,560
Dynatrace, Inc.(a)	3,564	180,410
Intuit, Inc.	779	490,972
Microsoft Corporation	11,693	4,877,618
Oracle Corporation	4,876	688,930
Salesforce, Inc.	3,000	758,700
SAP SE - ADR	3,632	797,987
SPS Commerce, Inc.(a)	1,193	238,290
		8,801,467
Technology Hardware — 8.6%
Apple, Inc.	53,204	12,183,716
Cisco Systems, Inc.	5,857	296,013
Nintendo Company Ltd.- ADR	54,343	739,065
Sony Group Corporation - ADR	9,144	892,088
		14,110,882
Technology Services — 2.5%
Accenture plc - Class A	1,121	383,326
Insight Enterprises, Inc.(a)	1,150	249,631
International Business Machines Corporation	2,787	563,336
Mastercard, Inc.- Class A	2,532	1,223,817
PayPal Holdings, Inc.(a)	2,930	212,220
Science Applications International Corporation	1,639	214,037
Visa, Inc.- Class A	4,806	1,328,234
		4,174,601
Utilities — 1.6%
Electric Utilities — 1.6%
Duke Energy Corporation	2,464	280,773
Enel S.p.A. - ADR	101,294	764,770
Iberdrola S.A. - ADR	14,108	802,463
NextEra Energy, Inc.	6,151	495,217
Southern Company (The)	3,244	280,281
		2,623,504

Total Common Stocks (Cost $116,678,353)		$144,717,063

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
EXCHANGE-TRADED FUNDS — 11.0%	Shares	Value
ClearShares Ultra-Short Maturity ETF	22,500	$2,254,838
Global X MSCI Greece ETF	4,646	194,574
iShares 20+ Year Treasury Bond ETF	11,000	1,061,390
iShares China Large-Cap ETF	93,600	2,476,656
iShares Gold Trust (a)	71,732	3,391,489
iShares MSCI Brazil ETF	12,568	375,406
iShares MSCI India ETF (a)	64,693	3,734,080
iShares MSCI Philippines ETF	6,512	179,471
iShares MSCI Saudi Arabia ETF	3,856	163,379
iShares MSCI South Korea ETF	40,404	2,646,462
iShares MSCI Taiwan ETF	19,095	1,027,311
iShares MSCI Thailand ETF	6,099	375,393
iShares MSCI Turkey ETF	4,815	178,444
Total Exchange-Traded Funds (Cost $15,932,393)		$18,058,893

MONEY MARKET FUNDS — 0.9%	Shares	Value
Federated Hermes Government Obligations Fund - Institutional Class, 5.16% (b)	146,218	$146,218
First American Government Obligations Fund - Class X, 5.22% (b)	1,334,407	1,334,407
Total Money Market Funds (Cost $1,480,625)		$1,480,625

Investments at Value — 99.9% (Cost $134,091,371)		$164,256,581

Other Assets in Excess of Liabilities — 0.1%		196,990

Net Assets — 100.0%		$164,453,571

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of August 31, 2024.

A/S - Aktieselskab

ADR - American Depositary Receipt

AG - Aktiengesellschaft

N.V. - Naamloze Vennootschap

plc - Public Limited Company

S.A. - Societe Anonyme

SE - Societe Europaea

S.p.A. - Societa per azioni

See accompanying notes to financial statements.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2024 (Unaudited)
ASSETS
Investments:
At cost	$134,091,371
At value (Note 2)	$164,256,581
Receivable for capital shares sold	481,474
Dividends receivable	174,662
Tax reclaims receivable	43,443
Other assets	34,525
Total assets	164,990,685

LIABILITIES
Due to custodian	42
Payable for capital shares redeemed	371,713
Payable to the Adviser (Note 4)	134,284
Payable to administrator (Note 4)	19,785
Other accrued expenses	11,290
Total liabilities	537,114

CONTINGENCIES AND COMMITMENTS (Note 7)	—

NET ASSETS	$164,453,571

NET ASSETS CONSIST OF:
Paid-in capital	$136,102,734
Accumulated earnings	28,350,837
NET ASSETS	$164,453,571

NET ASSET VALUE PER SHARE:
INSTITUTIONAL CLASS
Net assets applicable to Institutional Class	$164,453,571
Institutional Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	11,312,574
Net asset value, offering price and redemption price per share (Note 2)	$14.54

See accompanying notes to financial statements.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
STATEMENT OF OPERATIONS
For the Six Months Ended August 31, 2024 (Unaudited)
INVESTMENT INCOME
Dividend income (net of foreign withholding taxes of $75,995)	$1,439,341

EXPENSES
Management fees (Note 4)	735,727
Administration fees (Note 4)	72,816
Fund accounting fees (Note 4)	24,331
Registration and filing fees	17,993
Legal fees	13,882
Trustees’ fees and expenses (Note 4)	10,739
Transfer agent fees (Note 4)	10,083
Audit and tax services fees	9,432
Custodian and bank service fees	8,406
Compliance service fees (Note 4)	8,391
Postage and supplies	6,175
Shareholder report expense	5,530
Insurance expense	1,748
Other expenses	11,737
Total Expenses	936,990
Management fees recouped (Note 4)	31,075
Net Expenses	968,065

NET INVESTMENT INCOME	471,276

REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains from:
Investment transactions	4,422,922
Foreign currency transactions	69
Net change in unrealized appreciation (depreciation) on:
Investments	8,587,888
Foreign currency translations	206
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCIES	13,011,085

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,482,361

See accompanying notes to financial statements.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended	Year Ended
	August 31, 2024	February 29,
	(Unaudited)	2024
FROM OPERATIONS
Net investment income	$471,276	$697,895
Net realized gains (losses) from:
Investment transactions	4,422,922	2,671,326
Foreign currency transactions	69	(51)
Long-term capital gain distributions from regulated investment companies	—	45,026
Net change in unrealized appreciation (depreciation) on:
Investments	8,587,888	18,971,762
Foreign currency translations	206	61
Net increase in net assets resulting from operations	13,482,361	22,386,019

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Class	—	(820,274)

CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from shares sold	—	947,539
Payments for shares redeemed	—	(600,561)
Shares exchanged for Institutional Class (Note 1)	—	(2,071,807)
Net decrease in Investor Class net assets from capital share transactions	—	(1,724,829)

Institutional Class
Proceeds from shares sold	36,650,520	52,055,826
Shares exchanged from Investor Class (Note 1)	—	2,071,807
Net asset value of shares issued in reinvestment of distributions to shareholders	—	819,930
Payments for shares redeemed	(27,789,338)	(28,440,584)
Net increase in Institutional Class net assets from capital share transactions	8,861,182	26,506,979

TOTAL INCREASE IN NET ASSETS	22,343,543	46,347,895

NET ASSETS
Beginning of period	142,110,028	95,762,133
End of period	$164,453,571	$142,110,028

See accompanying notes to financial statements.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	Six Months Ended	Year Ended
	August 31, 2024	February 29,
	(Unaudited)	2024
CAPITAL SHARES ACTIVITY
Investor Class
Shares sold	—	81,625
Shares redeemed	—	(51,105)
Shares exchanged for Institutional Class (Note 1)	—	(171,941)
Net decrease in shares outstanding	—	(141,421)
Shares outstanding at beginning of year	—	141,421
Shares outstanding at end of year	—	—

Institutional Class
Shares sold	2,618,972	4,350,957
Shares issued in connection with exchange of Investor Class shares (Note 1)	—	170,803
Shares issued in reinvestment of distributions to shareholders	—	65,700
Shares redeemed	(2,000,118)	(2,422,336)
Net increase in shares outstanding	618,854	2,165,124
Shares outstanding at beginning of period	10,693,720	8,528,596
Shares outstanding at end of period	11,312,574	10,693,720

See accompanying notes to financial statements.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	August 31,		Year Ended	Year Ended	Year Ended		Period Ended
	2024		February 29,	February 28,	February 28,		February 28,
	(Unaudited)		2024	2023	2022		2021(a)
Net asset value at beginning of period	$13.29		$11.05	$12.74	$12.04		$10.00
Income (loss) from investment operations:
Net investment income (b)(c)	0.04		0.08	0.09	0.07		0.02
Net realized and unrealized gains (losses) on investments and foreign currencies	1.21		2.24	(1.72)	0.69		2.06
Total from investment operations	1.25		2.32	(1.63)	0.76		2.08
Less distributions from:
Net investment income	—		(0.08)	(0.06)	(0.06)		(0.04)
Net asset value at end of period	$14.54		$13.29	$11.05	$12.74		$12.04
Total return (d)	9.41	% (e)	21.07%	(12.82%)	6.29%		20.80	% (e)
Net assets at end of period (000’s)	$164,454		$142,110	$94,207	$80,032		$53,273
Ratios/supplementary data:
Ratio of total expenses to average net assets (f)	1.21	%(g)	1.28%	1.33%	1.40%		1.93	%(g)
Ratio of net expenses to average net assets (f)(h)	1.25	%(g)	1.25%	1.25%	1.26	%(i)	1.35	%(g)(i)
Ratio of net investment income to average net assets (c)(f)(h)	0.61	%(g)	0.66%	0.76%	0.54%		0.20	%(g)
Portfolio turnover rate	81	% (e)	244%	278%	130%		95	% (e)

(a)	Represents the period from the commencement of operations (March 31, 2020) through February 28, 2021.

(b)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.

(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would have been lower had the Adviser not reduced management fees and/or reimbursed expenses (Note 4).

(e)	Not annualized.

(f)	Ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of the underlying investment companies in which the Fund invests.

(g)	Annualized.

(h)	Ratio was determined after management fees reductions and/or expense reimbursements and recoupments (Note 4).

(i)	Includes costs to organize the Fund of 0.01% and 0.10% for the year ended February 28, 2022 and period ended February 28, 2021, respectively, which are excluded from the Expense Limitation Agreement (Note 4).

See accompanying notes to financial statements.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS
August 31, 2024 (Unaudited)

1. Organization

Blueprint Adaptive Growth Allocation Fund (formerly Blueprint Growth Fund) (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”). The Trust is an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Fund commenced operations on March 31, 2020.

The investment objective of the Fund is to seek capital appreciation while managing risk.

The Fund currently offers one class of shares: Institutional Class shares (sold without any sales loads and distribution and/or shareholder servicing fees and requiring a $5,000 initial investment). Prior to December 8, 2023, the Fund offered two classes of shares, Investor Class shares (sold without any sales loads, but subject to a distribution and/or shareholder servicing fee of up to 0.25% of the average daily net assets attributable to Investor Class shares and requiring a $5,000 initial investment) and Institutional Class shares (sold without any sales loads and distribution and/or shareholder servicing fees and requiring a $15,000 initial investment). On December 8, 2023, all existing Investor Class shares were converted into Institutional Class shares at the Institutional Class net asset value per share as of December 8, 2023, which was $12.13. After December 8, 2023, Investor Class shares were no longer offered by the Fund.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Regulatory update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Fund has implemented the rule and form requirements, as applicable, and is currently adhering to the requirements.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Securities valuation – The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities, including common stocks and ETFs, on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Option contracts, if any, are valued at the closing price on the exchanges on which they are primarily traded; if no closing price is available at the time of valuation, the option will be valued at the mean of the closing bid and ask prices for that day. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value as determined by Blueprint Fund Management, LLC (the “Adviser”), as the Fund’s valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The following is a summary of the Fund’s investments and the level of inputs used to value the investments as of August 31, 2024:

	Level 1	Level 2	Level 3	Total
Common Stocks	$144,717,063	$—	$—	$144,717,063
Exchange-Traded Funds	18,058,893	—	—	18,058,893
Money Market Funds	1,480,625	—	—	1,480,625
Total	$164,256,581	$—	$—	$164,256,581

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. The Fund did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended August 31, 2024.

Foreign currency translation – Securities and other assets and liabilities denominated in or expected to settle in foreign currencies, if any, are translated into U.S. dollars based on exchange rates on the following basis:

A.	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern Time on the respective date of such transactions.

C.	The Fund does not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities that result from changes in exchange rates.

Cash – The Fund’s cash, if any, is held in a bank account with balances which, at times, may exceed United States federally insured limits set by the Federal Deposit Insurance Corporation. The Fund maintains these balances with a high quality financial institution and may incur charges on cash overdrafts.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Share valuation – The NAV per share of each class of the Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of the Fund is equal to the NAV per share of such class.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income is accrued as earned. Withholding taxes on foreign dividends, if any, have been recorded in accordance with the Fund’s understanding of the applicable country’s rules and tax rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Allocation between Classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each Class of the Fund based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the Class incurring the expense. Common expenses which are not attributable to a specific Class are allocated daily to the Class of shares of the Fund based upon its proportionate share of total net assets of the Fund. Effective December 8, 2023, the allocation between classes no longer applies to the Fund.

Distributions to shareholders – The Fund distributes to shareholders any net investment income dividends and net realized capital gains on an annual basis. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid to shareholders by the Fund during the year ended February 29, 2024, was ordinary income. No distributions were paid to shareholders during the six months ended August 31, 2024.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Federal tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year equal to at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of February 29, 2024:

Cost of investments	$114,997,613
Gross unrealized appreciation	$21,973,312
Gross unrealized depreciation	(994,965)
Net unrealized appreciation	20,978,347
Undistributed ordinary income	206,188
Accumulated capital and other losses	(6,316,059)
Distributable earnings	$14,868,476

As of February 29, 2024, the Fund had short-term capital loss carryforwards of $6,319,059 for federal income tax purposes. These capital loss carryforwards, which do not expire, may be utilized in the current and future years to offset net realized capital gains, if any.

The federal tax cost, unrealized appreciation (depreciation) as of August 31, 2024 is as follows:

Cost of investments	$134,999,602
Gross unrealized appreciation	$29,889,832
Gross unrealized depreciation	(632,853)
Net unrealized appreciation	$29,256,979
Net unrealized appreciation on foreign currencies	$206

The difference between the federal income tax cost of investments and the financial statement cost of investments is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales and adjustments to basis for grantor trusts and passive foreign investment companies.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax on the Statement of Operations. During the six months ended August 31, 2024, the Fund did not incur any interest or penalties.

3. Investment Transactions

During the six months ended August 31, 2024, the cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $137,883,182 and $121,960,217, respectively.

4. Transactions with Related Parties

ADVISORY AND SUB-ADVISORY AGREEMENTS

Pursuant to the terms of the Advisory Agreement the Adviser serves as the investment adviser to the Fund. The Adviser provides the Fund with the selection of a sub-investment advisor and the compliance and managerial oversight of that sub-adviser and its services to the Fund. The Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 0.95% of average daily net assets.

Blueprint Investment Partners, LLC (the “Sub-Adviser”) serves as the Funds sub-adviser. Pursuant to the Sub-Advisory Agreement, the Sub-Adviser provides the Fund with a continuous program of investing the Fund’s assets and determining the composition of the Fund’s portfolio. For its services, the Adviser pays the Sub-Adviser an investment sub-advisory fee computed at the annual rate of 0.20% of the Fund’s average daily net assets. The Fund does not directly pay the sub-advisory fee.

Pursuant to an Expense Limitation Agreement (“ELA”) between the Fund and the Adviser, the Adviser has agreed contractually, until June 30, 2025, to reduce its management fees and reimburse other expenses to the extent necessary to limit total annual fund operating expenses (excluding brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, acquired fund fees and expenses, costs to organize the Fund, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to 1.25% of average daily net assets for Institutional Class shares. Accordingly, during the six months ended August 31, 2024, the Adviser did not reduce its management fees.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause total annual fund operating expenses (exclusive of such reductions and reimbursements) to exceed the lesser of (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to June 30, 2025, the agreement may not be modified or terminated without the approval of the Board. After June 30, 2025, the ELA may continue from year-to-year provided such continuance is approved by the Board. The ELA may be terminated by the Adviser, or the Board, without approval by the other party, at the end of the then current term upon not less than 90 days’ notice to the other parties as set forth in the ELA. As of August 31, 2024, the Adviser may seek repayment of management fee reductions and expense reimbursements no later than the dates below:

February 28, 2025	$42,312
February 28, 2026	68,705
February 28, 2027	35,519
Total	$146,536

During the six months ended August 31, 2024, the Adviser recouped $31,075 of prior management fee reductions and expense reimbursements.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of the Fund’s portfolio securities.

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Funds. NLCS is a wholly-owned subsidiary of Ultimus.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Trust or the Fund for serving in such capacities.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust (“Independent Trustee”) receives an annual retainer and meeting fees, plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDER OF FUND SHARES

As of August 31, 2024, the following shareholder owned of record 25% or more of the outstanding shares of the Fund:

NAME OF RECORD OWNERS	% OWNERSHIP
Institutional Class
Charles Schwab & Company, Inc. (for the benefit of its customers)	74%

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Borrowing Costs

From time to time, the Fund may have an overdrawn cash balance at the custodian due to redemptions or market movements. When this occurs, the Fund will incur borrowing costs charged by the custodian. During the six months ended August 31, 2024, the Fund did not incur any borrowing costs by the custodian.

6. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7. Investment in Other Investment Companies

The Fund may invest a significant portion of its assets in shares of one or more investment companies, including ETFs, open-end mutual funds and money market mutual funds. The Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

8. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-983-4525, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-866-983-4525, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to Form N-PORT. These filings are available upon request by calling 1-866-983-4525. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov and on the Fund’s website www.blueprintmutualfunds.com.

24

HVIA EQUITY FUND

INSTITUTIONAL CLASS (HVEIX)

Managed by

Hudson Valley Investment Advisors, Inc.

FINANCIAL STATEMENTS

August 31, 2024

(Unaudited)

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS
August 31, 2024 (Unaudited)
COMMON STOCKS — 93.8%	Shares	Value
Communications — 2.6%
Internet Media & Services — 2.6%
Alphabet, Inc. - Class C	9,720	$1,604,869

Consumer Discretionary — 12.6%
E-Commerce Discretionary — 3.6%
Amazon.com, Inc. (a)	12,400	2,213,400

Home Construction — 2.1%
Lennar Corporation - Class A	7,300	1,329,038

Leisure Facilities & Services — 5.0%
Chipotle Mexican Grill, Inc. (a)	29,500	1,654,360
Starbucks Corporation	15,470	1,462,998
		3,117,358
Retail - Discretionary — 1.9%
AutoZone, Inc. (a)	365	1,161,240

Consumer Staples — 2.0%
Beverages — 0.4%
PepsiCo, Inc.	1,580	273,151

Food — 0.9%
Mondelez International, Inc. - Class A	7,810	560,836

Retail - Consumer Staples — 0.7%
Dollar General Corporation	5,300	439,741

Energy — 4.3%
Oil & Gas Producers — 1.4%
Exxon Mobil Corporation	7,500	884,550

Oil & Gas Services & Equipment — 2.9%
Baker Hughes Company	30,890	1,086,401
Schlumberger Ltd.	15,800	695,042
		1,781,443
Financials — 13.9%
Asset Management — 2.2%
Blue Owl Capital, Inc.	49,000	864,360
Charles Schwab Corporation (The)	7,500	488,250
		1,352,610

1

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 93.8% (Continued)	Shares	Value
Financials — 13.9% (Continued)
Banking — 2.2%
JPMorgan Chase & Company	6,180	$1,389,264

Institutional Financial Services — 3.4%
Goldman Sachs Group, Inc. (The)	1,900	969,475
Morgan Stanley	10,980	1,137,638
		2,107,113
Insurance — 2.8%
Marsh & McLennan Companies, Inc.	7,604	1,729,986

Specialty Finance — 3.3%
American Express Company	8,010	2,071,786

Health Care — 11.7%
Biotech & Pharma — 6.5%
AbbVie, Inc.	4,550	893,210
Eli Lilly & Company	2,230	2,140,845
Pfizer, Inc.	35,000	1,015,350
		4,049,405
Health Care Facilities & Services — 1.1%
UnitedHealth Group, Inc.	1,115	658,073

Medical Equipment & Devices — 4.1%
Danaher Corporation	4,980	1,341,164
Illumina, Inc. (a)	3,505	460,557
Thermo Fisher Scientific, Inc.	1,250	768,837
		2,570,558
Industrials — 12.2%
Electrical Equipment — 1.0%
Generac Holdings, Inc. (a)	4,000	626,120

Engineering & Construction — 2.0%
Fluor Corporation (a)	24,830	1,243,238

Industrial Intermediate Products — 1.6%
Chart Industries, Inc. (a)	8,300	1,015,920

Industrial Support Services — 4.3%
Grainger (W.W.), Inc.	1,300	1,280,396
United Rentals, Inc.	1,870	1,386,156
		2,666,552
Machinery — 1.6%
Lincoln Electric Holdings, Inc.	5,180	1,002,900

2

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 93.8% (Continued)	Shares	Value
Industrials — 12.2% (Continued)
Transportation & Logistics — 1.7%
CSX Corporation	30,718	$1,052,706

Materials — 1.9%
Chemicals — 0.9%
Sherwin-Williams Company (The)	1,620	598,379

Steel — 1.0%
Nucor Corporation	4,070	618,274

Real Estate — 2.9%
REITs — 2.9%
Prologis, Inc.	9,943	1,270,914
Weyerhaeuser Company	17,958	547,540
		1,818,454
Technology — 29.4%
Semiconductors — 14.4%
Advanced Micro Devices, Inc. (a)	13,510	2,007,046
KLA Corporation	3,710	3,040,085
NVIDIA Corporation	33,078	3,948,521
		8,995,652
Software — 8.0%
Adobe, Inc. (a)	2,725	1,565,267
Microsoft Corporation	5,100	2,127,414
Salesforce, Inc.	5,020	1,269,558
		4,962,239
Technology Hardware — 4.7%
Apple, Inc.	7,250	1,660,250
Ciena Corporation (a)	10,900	628,385
Cisco Systems, Inc.	12,260	619,621
		2,908,256
Technology Services — 2.3%
Visa, Inc. - Class A	5,330	1,473,052

Utilities — 0.3%
Electric Utilities — 0.3%
AES Corporation (The)	11,390	195,111

Total Common Stocks (Cost $33,850,589)		$58,471,274

3

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 6.1%	Shares	Value
First American Government Obligations Fund - Class X, 5.22% (b) (Cost $3,793,688)	3,793,688	$3,793,688

Investments at Value — 99.9% (Cost $37,644,277)		$62,264,962

Other Assets in Excess of Liabilities — 0.1%		39,218

Net Assets — 100.0%		$62,304,180

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of August 31, 2024.

See accompanying notes to financial statements.

4

HVIA EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2023 (Unaudited)
ASSETS
Investments in securities:
At cost	$37,644,277
At value (Note 2)	$62,264,962
Dividends receivable	59,784
Tax reclaims receivable	258
Other assets	22,414
TOTAL ASSETS	62,347,418

LIABILITIES
Payable for capital shares redeemed	2,038
Payable to Adviser (Note 4)	24,082
Payable to administrator (Note 4)	11,629
Other accrued expenses	5,489
TOTAL LIABILITIES	43,238

CONTINGENCIES AND COMMITMENTS (NOTE 6)	—

NET ASSETS	$62,304,180

NET ASSETS CONSIST OF:
Paid-in capital	$35,936,318
Accumulated earnings	26,367,862
NET ASSETS	$62,304,180

PRICING OF INSTITUTIONAL SHARES (NOTE 1)
Net assets applicable to Institutional Shares	$62,304,180
Shares of Institutional Shares outstanding (unlimited number of shares authorized, no par value)	2,418,594

Net asset value, offering price and redemption price per share (Note 2)	$25.76

See accompanying notes to financial statements.

5

HVIA EQUITY FUND
STATEMENT OF OPERATIONS
For the Six Months Ended August 31, 2024 (Unaudited)
INVESTMENT INCOME
Dividend income	$391,016

EXPENSES
Management fees (Note 4)	218,014
Administration fees (Note 4)	31,574
Fund accounting fees (Note 4)	20,610
Legal fees	13,882
Trustees’ fees and expenses (Note 4)	10,739
Transfer agent fees (Note 4)	10,591
Registration and filing fees	10,397
Audit and tax services fees	9,433
Shareholder reporting expense	6,201
Compliance fees (Note 4)	6,000
Custody and bank service fees	5,013
Postage and supplies	2,098
Insurance expense	1,515
Other expenses	9,566
TOTAL EXPENSES	355,633
Less fee reductions by the Adviser (Note 4)	(63,966)
NET EXPENSES	291,667

NET INVESTMENT INCOME	99,349

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from investments	1,375,327
Net change in unrealized appreciation (depreciation) on investments	2,325,386
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	3,700,713

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,800,062

See accompanying notes to financial statements.

6

HVIA EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Six Months
	Ended	Year
	August 31,	Ended
	2024	February 29,
	(Unaudited)	2024
FROM OPERATIONS
Net investment income	$99,349	$163,527
Net realized gains (losses) from:
Investments	1,375,327	1,051,463
Foreign currency transactions	—	(134)
Net change in unrealized appreciation (depreciation) on:
Investments	2,325,386	12,276,786
Foreign currency translation	—	131
Net increase in net assets resulting	3,800,062	13,491,773

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Shares	—	(789,132)

CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	5,756,657	14,924,541
Net asset value of shares issued in reinvestment of distributions to shareholders	—	2,132
Payments for shares redeemed	(2,816,749)	(7,243,080)
Net increase in Institutional Shares net assets from capital share transactions	2,939,908	7,683,593

TOTAL INCREASE IN NET ASSETS	6,739,970	20,386,234

NET ASSETS
Beginning of period	55,564,210	35,177,976
End of period	$62,304,180	$55,564,210

CAPITAL SHARE ACTIVITY
Institutional Shares
Shares sold	233,295	729,504
Shares reinvested	—	97
Shares redeemed	(112,959)	(368,616)
Net increase in shares outstanding	120,336	360,985
Shares outstanding at beginning of period	2,298,258	1,937,273
Shares outstanding at end of period	2,418,594	2,298,258

See accompanying notes to financial statements.

7

HVIA EQUITY FUND
INSTITUTIONAL SHARES
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period
	Six Months
	Ended		Year	Year	Year	Year		Year
	August 31,		Ended	Ended	Ended	Ended		Ended
	2024		Feb. 29,	Feb. 28,	Feb. 28,	Feb. 28,		Feb. 29,
	(Unaudited)		2024	2023	2022	2021		2020
Net asset value at beginning of period	$24.18		$18.16	$21.67	$19.38	$14.00		$13.28
Income (loss) from investment operations:
Net investment income	0.04		0.07	0.15	0.02	0.02		0.06
Net realized and unrealized gains (losses) on investments and foreign currencies	1.54		6.32	(2.08)	2.88	5.45		0.76
Total from investment operations	1.58		6.39	(1.93)	2.90	5.47		0.82
Less distributions from:
Net investment income	—		(0.09)	(0.13)	(0.03)	(0.00	)(a)	(0.07)
Net realized gains	—		(0.28)	(1.45)	(0.58)	(0.09)		(0.03)
Total distributions	—		(0.37)	(1.58)	(0.61)	(0.09)		(0.10)
Net asset value at end of period	$25.76		$24.18	$18.16	$21.67	$19.38		$14.00
Total return (b)	6.53	%(c)	35.36%	(8.62%)	14.66%	39.10%		6.11%
Net assets at end of period (000’s)	$62,304		$55,564	$35,178	$37,732	$30,410		$20,229
Ratios/supplementary data:
Ratio of total expenses to average net assets	1.21	%(d)	1.34%	1.40%	1.35%	1.59%		1.76%
Ratio of net expenses to average net assets (e)	0.99	%(d)	0.99%	0.99%	0.99%	0.99%		0.99%
Ratio of net investment income to average net assets (e)	0.34	%(d)	0.39%	0.80%	0.09%	0.13%		0.42%
Portfolio turnover rate	7	%(c)	23%	30%	11%	11%		16%

(a)	Amount rounds to less than $0.01 per share.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholders would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced management fees and/or reimbursed expenses.

(c)	Not annualized.

(d)	Annualized.

(e)	Ratio was determined after management fee reductions and/or expense reimbursements (Note 4).

See accompanying notes to financial statements.

8

HVIA EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
August 31, 2024 (Unaudited)

1. Organization

HVIA Equity Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report.

The investment objective of the Fund is to seek growth at a reasonable price.

The Fund currently offers one class of shares: Institutional Class shares (sold without any sales loads or distribution fees and subject to a $25,000 initial investment requirement). As of August 31, 2024, the Investor Class shares (to be sold without any sales load, but subject to a distribution fee of up to 0.25% of the class’s average daily net assets and subject to a $2,500 initial investment requirement) are not currently offered. When both classes are offered, each share class will represent an ownership interest in the same investment portfolio.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Regulatory update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Fund has implemented the rule and form requirements, as applicable, and is currently adhering to the requirements.

Securities valuation – The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its common stocks on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of other registered open-end investment companies that are not listed on an exchange, including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. The Fund values securities traded in the over-the-counter market at the last sale price, if available, otherwise at the most recently quoted mean price. When using

9

HVIA EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value as determined by Hudson Valley Investment Advisors, Inc. (the “Adviser”), as the Fund’s valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments and the level of inputs used to value the investments as of August 31, 2024:

	Level 1	Level 2	Level 3	Total
Common Stocks	$58,471,274	$—	$—	$58,471,274
Money Market Funds	3,793,688	—	—	3,793,688
Total	$62,264,962	$—	$—	$62,264,962

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. The Fund did not have any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended August 31, 2024.

10

HVIA EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Foreign currency translation – Securities and other assets and liabilities denominated in or expected to settle in foreign currencies, if any, are translated into U.S. dollars based on exchange rates on the following basis:

A.	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern Time on the respective date of such transactions.

C.	The Fund does not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities that result from changes in exchange rates.

Cash – The Fund’s cash, if any, is held in a bank account with balances which, at times, may exceed United States federally insured limits set by the Federal Deposit Insurance Corporation. The Fund maintains these balances with a high-quality financial institution and may incur charges on cash overdrafts.

Share valuation – The NAV per share of each class of the Fund is calculated daily by dividing the total value of its assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of the Fund is equal to the NAV per share of such class.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income is accrued as earned. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

11

HVIA EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Distributions to shareholders – The Fund will distribute to shareholders any net investment income dividends and net realized capital gains distributions at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of the Fund’s distributions during the periods ended August 31, 2024 and February 29, 2024 was as follows:

	Ordinary	Long-Term	Total
Period Ended	Income	Capital Gains	Distributions*
August 31, 2024	$—	$—	$—
February 29, 2024	$190,220	$598,912	$789,132

*	Total Distributions may not tie to the amounts listed on the Statements of Changes in Net Assets due to reclassifications of the character of the distributions as a result of permanent differences between financial statements and income tax reporting.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions which affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of February 29, 2024:

Tax cost of investments	$33,251,267
Gross unrealized appreciation	$23,305,703
Gross unrealized depreciation	(1,010,404)
Net unrealized appreciation	22,295,299
Undistributed ordinary income	21,607
Undistributed long-term capital gains	250,894
Distributable earnings	$22,567,800

12

HVIA EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The federal tax cost, unrealized appreciation (depreciation) as of August 31, 2024 is as follows:

Tax cost of investments	$37,644,277
Gross unrealized appreciation	$25,854,464
Gross unrealized depreciation	(1,233,779)
Net unrealized appreciation	$24,620,685

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current and all open tax periods (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

The Fund identifies its major tax jurisdiction as U.S. Federal. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax on the Statement of Operations. During the six months ended August 31, 2024, the Fund did not incur any interest of penalties.

3. Investment Transactions

During the six months ended August 31, 2024, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $5,620,482 and $3,808,094, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 0.74% of its average daily net assets.

Pursuant to an Expense Limitation Agreement (“ELA”), the Adviser has contractually agreed, until July 1, 2025, to reduce management fees and reimburse other expenses to the extent necessary to limit total annual operating expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expense on securities sold short, costs to organize the Fund, acquired fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 0.99% of average daily net assets of the Institutional Class shares and 1.24% of the average daily net assets of the Investor Class shares. Accordingly, the Adviser reduced its management fees in the amount of $63,966 during the six months ended August 31, 2024.

13

HVIA EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Under the terms of the ELA, management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided the repayments do not cause total annual operating expenses to exceed the lesser of: (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of August 31, 2024, the Adviser may seek repayment of management fee reductions and expense reimbursements in the amount of $419,177 no later than the dates listed below:

February 28, 2025	$67,329
February 28, 2026	143,339
February 28, 2027	144,543
August 31, 2027	63,966
Total	$419,177

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Fund’s portfolio securities.

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Fund. NLCS is a wholly-owned subsidiary of Ultimus.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is currently compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Trust or the Fund for serving in such capacities.

TRUSTEE COMPENSATION

Each member of the Board who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust receives an annual retainer and meeting fees, plus reimbursement for travel and other meeting-related expenses.

14

HVIA EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

PRINCIPAL HOLDER OF FUND SHARES

As of August 31, 2024, the following shareholder owned of record more than 25% of the outstanding shares of the Fund:

NAME OF RECORD OWNER	% Ownership
Pershing, LLC (for the benefit of its customers)	99.8%

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect this sector or companies within the sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of August 31, 2024, the Fund had 29.4% of the value of its net assets invested in stocks within the Technology sector.

6. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

15

HVIA EQUITY FUND
OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll- free 1-888-209-8710, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-888-209-8710, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These filings are available upon request by calling 1-888-209-8710. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov and on the Fund’s website www.hviafunds.com.

16

HVIA EQUITY FUND
DISCLOSURE REGARDING APPROVAL OF INVESTMENT
ADVISORY AGREEMENT (Unaudited)

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, has reviewed and approved the continuance of the HVIA Equity Fund’s (the “Fund”) Investment Advisory Agreement with Hudson Valley Investment Advisors, Inc. (the “Adviser” or “HVIA”) for an additional one-year term (the “Advisory Agreement”). The Board approved the continuance of the Advisory Agreement at a meeting held on April 15-16, 2024, at which all of the Trustees were present (the “Meeting”).

Prior to the Meeting, the Adviser provided a response to a letter sent by the counsel to the Independent Trustees, on their behalf, requesting various information relevant to the Independent Trustees’ consideration of the renewal of the Advisory Agreement with respect to the Fund. In approving the continuance of the Advisory Agreement, the Independent Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Agreement. The principal areas of review by the Independent Trustees were (1) the nature, extent and quality of the services provided by the Adviser, (2) the investment performance of the Fund, (3) the costs of the services provided and profits realized by the Adviser from the Adviser’s relationship with the Fund, (4) the financial condition of the Adviser, (5) the fall out benefits derived by the Adviser and its affiliates from its relationship with the Fund and (6) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s shareholders. The Independent Trustees’ evaluation of the quality of the Adviser’s services also took into consideration their knowledge gained through presentations and reports from the Adviser over the course of the preceding year. The Independent Trustees’ analysis of these factors is set forth below.

Nature, Extent and Quality of Services

The Board evaluated the level and depth of knowledge of HVIA, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by HVIA, the Board took into account its familiarity with HVIA’s management through Board meetings, discussions and reports during the preceding year. The Board also took into account HVIA’s compliance policies and procedures based on discussion with HVIA and the Chief Compliance Officer. The quality of administrative and other services, including HVIA’s role in coordinating the activities of the Fund’s other service providers, was also considered. They also considered HVIA’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest. The Board discussed the nature and extent of the services provided by HVIA including, without limitation, HVIA’s provision of a continuous investment program for the Fund. The Board considered the qualifications and experience of HVIA’s portfolio managers who were responsible for the day-to-day management of the Fund. The Board also considered HVIA’s succession planning for the portfolio managers of the Fund. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by HVIA under the Advisory Agreement.

17

HVIA EQUITY FUND
DISCLOSURE REGARDING APPROVAL OF INVESTMENT
ADVISORY AGREEMENT (Unaudited) (Continued)

Advisory Fees and Expenses and Comparative Accounts

The Board compared the advisory fee and total expense ratio for the Fund with various comparative data. In particular, the Board compared the Fund’s advisory fee and overall expense ratio to the median advisory fees and expense ratios for its custom peer group provided by Broadridge. The Board noted HVIA’s assertion that there were no accounts HVIA managed that were comparable to the Fund. In reviewing the comparison in fees and expense ratios between the Fund and comparable funds, the Board also considered the differences in types of funds being compared, the styles of investment management, the size of the Fund relative to the comparable funds, and the nature of the investment strategies. The Board also considered HVIA’s commitment to limit the Fund’s expenses under the HVIA Expense Limitation Agreement until at least July 1, 2025. The Board noted that the 0.74% advisory fee for the Fund was higher than the median and average for the other funds in its Broadridge custom peer group. The Board further noted that the overall net expense ratio for the Fund of 0.99% was higher than the median and average expense ratio for the other funds in the Fund’s custom peer group. The Board took into consideration HVIA’s assertion that the size of the Fund and unique aspects of its investment strategy differentiated the Fund’s fee from those of its peers.

Fund Performance

The Board also considered, among other data, the Fund’s performance results during certain periods ended January 31, 2024 and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board noted that the Fund had outperformed the peer group median for the one-, three- and five-year periods, ranking in the first quartile, second quartile and first quartile, respectively. The Board also considered HVIA’s response in the 15(c) request for information and at the Meeting that the Fund should be distinguished from the Broadridge peer group funds because of its investment approach. The Board also took into account the supplemental peer group HVIA provided and their performance as compared to the Fund for the one-, three-, five- and year to date periods.

Economies of Scale

The Board also considered the effect of the Fund’s growth and size on its performance and expenses. The Board noted that HVIA limited fees and/or reimbursed expenses for the Fund in order to reduce the Fund’s operating expenses to targeted levels. The Board considered the effective advisory fee under the Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of the Fund increased. The Board noted that the advisory fee schedule for the Fund currently did not have breakpoints, and considered HVIA’s assertion that adding breakpoints was not appropriate at this time. The Board noted that if the Fund’s assets increase over time, the Funds might realize other economies of scale if assets increase proportionally more than certain other expenses.

18

HVIA EQUITY FUND
DISCLOSURE REGARDING APPROVAL OF INVESTMENT
ADVISORY AGREEMENT (Unaudited) (Continued)

Financial Condition of the Adviser and Adviser Profitability

Additionally, the Board took into consideration the financial condition and profitability of HVIA and its affiliates and the direct and indirect benefits derived by HVIA and its affiliates from the Fund. The information considered by the Board included operating profit margin information for the Fund as well as HVIA’s business as a whole. The Board considered HVIA’s commitment to contractually limit the Fund’s net operating expenses. The Board reviewed the profitability of HVIA’s relationship with the Fund both before and after-tax expenses, and considered whether HVIA has the financial wherewithal to continue to provide services to the Fund, noting its ongoing commitment to provide support and resources to the Fund as needed.

Fall-Out Benefits

The Board also noted that HVIA derives benefits to its reputation and other benefits from its association with the Fund. The Board recognized that HVIA should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as investment adviser. Based upon its review, the Board concluded that HVIA’s level of profitability, if any, from its relationship with the Fund was reasonable and not excessive.

In considering the renewal of the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them. The Board concluded the following: (a) HVIA demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (b) HVIA maintains an appropriate compliance program; (c) the overall performance of the Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; and (d) the Fund’s advisory fees are reasonable in light of the services received by the Fund from HVIA and the other factors considered. Based on their conclusions, the Trustees determined with respect to the Fund that continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders.

19

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NIA IMPACT SOLUTIONS FUND

FINANCIAL STATEMENTS

August 31, 2024

(Unaudited)

NIA IMPACT SOLUTIONS FUND
SCHEDULE OF INVESTMENTS
August 31, 2024 (Unaudited)
COMMON STOCKS — 96.4%	Shares	Value
Communications — 3.7%
Internet Media & Services — 0.8%
Zillow Group, Inc. - Class A (a)	12,330	$658,792

Telecommunications — 2.9%
PLDT, Inc. - ADR	29,216	787,371
Telefónica S.A. - ADR	353,530	1,597,956
		2,385,327
Consumer Discretionary — 6.3%
Automotive — 1.0%
BorgWarner, Inc.	23,950	815,977

Consumer Services — 2.9%
Stride, Inc. (a)	28,728	2,365,464

Home & Office Products — 0.9%
Steelcase, Inc. - Class A	54,632	772,496

Retail - Discretionary — 1.5%
Cloudflare, Inc. - Class A (a)	15,308	1,257,399

Consumer Staples — 4.3%
Beverages — 0.7%
Vita Coco Company, Inc. (The) (a)	23,677	618,443

Food — 2.9%
Danone S.A. - ADR	159,990	2,219,062
Hain Celestial Group, Inc. (The) (a)	24,504	196,032
		2,415,094
Household Products — 0.7%
e.l.f. Beauty, Inc. (a)	3,624	542,839

Energy — 5.4%
Renewable Energy — 5.4%
Brookfield Renewable Corporation - Class A	31,868	907,919
First Solar, Inc. (a)	8,841	2,010,178
Sunrun, Inc. (a)	30,683	629,615
Vestas Wind Systems A/S - ADR (a)	124,744	948,055
		4,495,767
Financials — 5.2%
Asset Management — 2.0%
Sanlam Ltd. - ADR	166,190	1,685,166

1

NIA IMPACT SOLUTIONS FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 96.4% (Continued)	Shares	Value
Financials — 5.2%(Continued)
Banking — 3.2%
Amalgamated Financial Corporation	79,716	$2,629,831

Health Care — 15.0%
Biotech & Pharma — 10.8%
Daiichi Sankyo Company Ltd. - ADR	36,209	1,516,071
Gilead Sciences, Inc.	27,847	2,199,913
Organon & Company	77,605	1,734,472
Vertex Pharmaceuticals, Inc. (a)	6,995	3,468,750
		8,919,206
Medical Equipment & Devices — 4.2%
Hologic, Inc. (a)	20,702	1,681,830
Thermo Fisher Scientific, Inc.	2,922	1,797,235
		3,479,065
Industrials — 16.7%
Commercial Support Services — 1.9%
AMN Healthcare Services, Inc. (a)	15,460	819,844
Radius Recycling, Inc.	47,463	718,590
		1,538,434
Electrical Equipment — 3.8%
NEXTracker, Inc. - Class A (a)	18,134	737,510
Schneider Electric SE - ADR	47,700	2,421,252
		3,158,762
Engineering & Construction — 6.9%
AECOM	25,785	2,582,110
Stantec, Inc.	37,951	3,111,602
		5,693,712
Machinery — 4.1%
Mueller Water Products, Inc. - Series A	47,213	1,013,663
Xylem, Inc.	17,546	2,413,101
		3,426,764
Materials — 5.8%
Construction Materials — 3.1%
Carlisle Companies, Inc.	6,111	2,589,842

Containers & Packaging — 1.4%
Brambles Ltd. - ADR	47,962	1,179,865

Forestry, Paper & Wood Products — 1.3%
Sylvamo Corporation	13,365	1,057,038

2

NIA IMPACT SOLUTIONS FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 96.4% (Continued)	Shares	Value
Real Estate — 6.0%
Real Estate Owners & Developers — 0.5%
City Developments Ltd. - ADR	102,422	$404,567

REITs — 5.5%
HA Sustainable Infrastructure Capital, Inc.	41,927	1,357,596
Iron Mountain, Inc.	28,656	3,245,579
		4,603,175
Technology — 27.1%
Semiconductors — 6.5%
Advanced Micro Devices, Inc. (a)	8,345	1,239,733
STMicroelectronics N.V.	30,006	958,692
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	18,559	3,186,580
		5,385,005
Software — 10.8%
Autodesk, Inc. (a)	2,826	730,238
Duolingo, Inc. (a)	4,257	904,910
Fortinet, Inc. (a)	27,084	2,077,614
Palo Alto Networks, Inc. (a)	6,886	2,497,690
SAP SE - ADR	12,249	2,691,228
		8,901,680
Technology Hardware — 2.2%
Apple, Inc.	8,044	1,842,076

Technology Services — 7.6%
International Business Machines Corporation	17,271	3,490,987
Toast, Inc. - Class A (a)	32,666	812,077
Wolters Kluwer N.V. - ADR	11,790	2,000,056
		6,303,120
Utilities — 0.9%
Gas & Water Utilities — 0.9%
California Water Service Group	13,134	726,704

Total Common Stocks (Cost $63,691,516)		$79,851,610

3

NIA IMPACT SOLUTIONS FUND
SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 3.8%	Shares	Value
First American Government Obligations Fund - Class X, 5.22% (b) (Cost $3,160,164)	3,160,164	$3,160,164

Investments at Value — 100.2% (Cost $66,851,680)		$83,011,774

Liabilities in Excess of Other Assets — (0.2%)		(161,252)

Net Assets — 100.0%		$82,850,522

A/S - Aktieselskab

ADR - American Depositary Receipt

N.V. - Naamloze Vennootschap

S.A. - Societe Anonyme

SE - Societe Europaea

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of August 31, 2024.

See accompanying notes to financial statements.

4

NIA IMPACT SOLUTIONS FUND
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2024 (Unaudited)
ASSETS
Investments in securities:
At cost	$66,851,680
At value (Note 2)	$83,011,774
Receivable for capital shares sold	5,050
Dividends receivable	113,372
Tax reclaims receivable	31,301
Other assets	30,694
Total assets	83,192,191

LIABILITIES
Payable for capital shares redeemed	300,000
Payable to Adviser (Note 4)	22,598
Payable to administrator (Note 4)	12,803
Other accrued expenses	6,268
Total liabilities	341,669

CONTINGENCIES AND COMMITMENTS (Note 7)	—

NET ASSETS	$82,850,522

NET ASSETS CONSIST OF:
Paid-in capital	$69,164,517
Accumulated earnings	13,686,005
NET ASSETS	$82,850,522

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	6,607,931

Net asset value, offering price and redemption price per share (Note 2)	$12.54

See accompanying notes to financial statements.

5

NIA IMPACT SOLUTIONS FUND
STATEMENT OF OPERATIONS
For the Six Months Ended August 31, 2024 (Unaudited)
INVESTMENT INCOME
Dividends	$819,927
Foreign witholding taxes on dividends	(74,076)
Total investment income	745,851

EXPENSES
Management fees (Note 4)	362,994
Administration fees (Note 4)	40,363
Legal fees	23,833
Fund accounting fees (Note 4)	19,119
Transfer agent fees (Note 4)	17,791
Registration and filing fees	17,224
Trustees’ fees and expenses (Note 4)	10,739
Audit and tax services fees	9,432
Shareholder reporting expenses	9,051
Compliance fees (Note 4)	7,500
Custodian and bank service fees	4,081
Postage and supplies	3,342
Networking fees	3,014
Insurance expense	1,558
Other expenses	7,268
Total expenses	537,309
Less fee reductions by the Adviser (Note 4)	(159,032)
Net expenses	378,277

NET INVESTMENT INCOME	367,574

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from investments transactions	199,786
Net change in unrealized appreciation (depreciation) on investments	8,885,720
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	9,085,506

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,453,080

See accompanying notes to financial statements.

6

NIA IMPACT SOLUTIONS FUND
STATEMENT OF CHANGES IN NET ASSETS
	Six Months
	Ended	Year
	August 31,	Ended
	2024	February 29,
	(Unaudited)	2024
FROM OPERATIONS
Net investment income	$367,574	$387,182
Net realized gains (losses) from investment transactions	199,786	(2,158,865)
Net change in unrealized appreciation (depreciation) on investments	8,885,720	7,493,422
Net increase in net assets resulting from operations	9,453,080	5,721,739

DISTRIBUTIONS TO SHAREHOLDERS	—	(372,083)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,457,584	19,961,959
Net asset value of shares issued in reinvestment of distributions to shareholders	—	362,364
Payments for shares redeemed	(1,488,787)	(1,691,014)
Net increase (decrease) in net assets from capital share transactions	(31,203)	18,633,309

TOTAL INCREASE IN NET ASSETS	9,421,877	23,982,965

NET ASSETS
Beginning of period	73,428,645	49,445,680
End of period	$82,850,522	$73,428,645

CAPITAL SHARES ACTIVITY
Shares sold	123,569	1,934,576
Shares reinvested	—	32,734
Shares redeemed	(126,422)	(161,919)
Net increase (decrease) in shares outstanding	(2,853)	1,805,391
Shares outstanding, beginning of period	6,610,784	4,805,393
Shares outstanding, end of period	6,607,931	6,610,784

See accompanying notes to financial statements.

7

NIA IMPACT SOLUTIONS FUND
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period
	Six Months
	Ended
	August 31,		Year Ended		Period Ended
	2024		February 29,		February 28,
	(Unaudited)		2024		2023(a)
Net asset value at beginning of period	$11.11		$10.29		$10.00

Income from investment operations:
Net investment income	0.06		0.06		0.02
Net realized and unrealized gains on investments	1.37		0.82		0.29	(b)
Total from investment operations	1.43		0.88		0.31

Less distributions from net investment income	—		(0.06)		(0.02)

Net asset value at end of period	$12.54		$11.11		$10.29

Total return (c)	12.87	%(d)	8.53%		3.16	%(d)

Net assets at end of period (000’s)	$82,851		$73,429		$49,446

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.41	%(e)	1.45	%(f)	1.57	%(e)(f)
Ratio of net expenses to average net assets (g)	0.99	%(e)	0.99	%(f)	0.99	%(e)(f)
Ratio of net investment income to average net assets (g)	0.96	%(e)	0.64%		0.30	%(e)
Portfolio turnover rate	1	%(d)	18%		10	%(d)

(a)	Represents the period from the commencement of operations (May 10, 2022) through February 28, 2023.

(b)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statement of Operations for the same period.

(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would be lower if the Adviser had not reduced fees (Note 4).

(d)	Not annualized.

(e)	Annualized.

(f)	Includes costs to organize the Fund of 0.02% and 0.01%(e) for the year ended February 29, 2024 and the period ended February 28, 2023 which are excluded from the Expense Limitation Agreement (Note 4).

(g)	Ratio was determined after management fee reductions by the Adviser (Note 4).

See accompanying notes to financial statements.

8

NIA IMPACT SOLUTIONS FUND
NOTES TO FINANCIAL STATEMENTS
August 31, 2024 (Unaudited)

1. Organization

Nia Impact Solutions Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”). The Trust is an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Fund commenced operations on May 10, 2022.

The investment objective of the Fund is to seek to achieve long-term capital appreciation by investing in companies that contribute towards advancements in the areas of diversity and inclusion, sustainability and/or social justice.

2. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Regulatory update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Fund has implemented the rule and form requirements, as applicable, and is currently adhering to the requirements.

Securities valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of other registered open-end investment companies that are not listed on an exchange, including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value as determined by Nia Impact Capital (the “Adviser”), as the Fund’s valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs

9

NIA IMPACT SOLUTIONS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments based on the inputs used to value the investments as of August 31, 2024, by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$79,851,610	$—	$—	$79,851,610
Money Market Funds	3,160,164	—	—	3,160,164
Total	$83,011,774	$—	$—	$83,011,774

Refer to the Fund’s Schedule of Investments for a listing of common stocks by sector and industry type. The Fund did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended August 31, 2024.

Cash – The Fund’s cash, if any, is held in a bank account with balances which, at times, may exceed United States federally insured limits set by the Federal Deposit Insurance Corporation. The Fund maintains these balances with a high quality financial institution and may incur charges on cash overdrafts.

Share valuation – The NAV per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV per share.

10

NIA IMPACT SOLUTIONS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Withholding taxes on foreign dividends, if any, have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income, if any, is accrued as earned.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – The Fund distributes to shareholders any net investment income dividends and net realized capital gains on an annual basis. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. For the year ended February 29, 2024, the tax character of all distributions paid to shareholders was ordinary income. There were no distributions paid to shareholders during the six months ended August 31, 2024.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year equal to at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of February 29, 2024:

Tax cost of investments	$66,115,231
Gross unrealized appreciation	$11,850,615
Gross unrealized depreciation	(4,615,402)
Net unrealized appreciation	7,235,213
Accumulated capital and other losses	(3,002,288)
Distributable earnings	$4,232,925

11

NIA IMPACT SOLUTIONS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The federal tax cost, unrealized appreciation (depreciation) as of August 31, 2024 is as follows:

Tax cost of investments	$66,890,841
Gross unrealized appreciation	$20,872,249
Gross unrealized depreciation	(4,751,316)
Net unrealized appreciation	$16,120,933

The values of federal income tax cost of investments and the financial statement cost of investments may be temporarily different (“book/tax differences”). These book/tax differences are due to the timing of the recognition of capital gains or losses under income tax regulations and GAAP, primarily due to the tax deferral of losses on wash sales.

As of February 29, 2024, the Fund had short-term capital loss carryforwards of $2,478,535 and long-term capital loss carryforwards of $521,131, for federal income tax purposes, which may be carried forward indefinitely. This capital loss carryforward is available to offset net realized gains in the current and future years, thereby reducing future taxable gains.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current and all open tax periods and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

The Fund identifies its major tax jurisdiction as U.S. Federal. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax on the Statement of Operations. During the six months ended August 31, 2024, the Fund did not incur any interest penalties.

3. Investment Transactions

During the six months ended August 31, 2024, the cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $4,594,257 and $803,292, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. The Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 0.95% of average daily net assets.

Pursuant to an Expense Limitation Agreement (“ELA”) between the Fund and the Adviser, the Adviser has agreed contractually, until June 30, 2025, to reduce its management fees and reimburse other expenses to the extent necessary to limit total annual fund operating expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, acquired fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses

12

NIA IMPACT SOLUTIONS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 0.99% of the Fund’s average daily net assets. Accordingly, during the six months ended August 31, 2024, the Adviser reduced its management fees in the amount of $159,032.

Under the terms of the ELA, management fee reductions and/or expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such date that fees and expenses were incurred, provided that the repayments do not cause total annual fund operating expenses to exceed the lesser of (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to June 30, 2025, this agreement may not be modified or terminated without the approval of the Fund’s Board. This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated. As of August 31, 2024, the Adviser may seek repayment of management fee reductions and expense reimbursements in the amount of $614,821 no later than the dates listed below:

February 28, 2026	$177,123
February 28, 2027	278,666
August 31, 2027	159,032
Total	$614,821

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of the Fund’s portfolio securities.

Under the terms of the Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Fund. NLCS is wholly-owned subsidiary of Ultimus.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Trust or the Fund for serving in such capacities.

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust (“Independent Trustee”) receives an annual retainer and meetings fees, plus reimbursement for travel and other meeting-related expenses.

13

NIA IMPACT SOLUTIONS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

PRINCIPAL HOLDER OF FUND SHARES

As of August 31, 2024, the following shareholder owned of record more than 25% of the outstanding shares of the Fund:

Name of Record Owner	% Ownership
Northern Trust (for the benefit of its customers)	55%

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. ESG Investing Risk

The Fund’s incorporation of environmental, social and/or governance (“ESG”) considerations in its investment process may cause it to make different investments than funds that have a similar investment universe and/or investment style but that do not incorporate such considerations in their investment strategy processes. In applying ESG criteria to its investment decisions, the Fund may forgo higher yielding investments that it would invest in absent the application of its ESG investing criteria. The Fund’s investment process may affect the Fund’s exposure to certain investments, which may impact the Fund’s relative investment performance depending on whether such investments are in or out of favor with the market. In addition, the Fund investments in certain companies may be susceptible to various factors that may impact their businesses or operations, including costs associated with government budgetary constraints that impact publicly funded projects and clean energy initiatives, the effects of general economic conditions throughout the world, increased competition from other providers of services, unfavorable tax laws or accounting policies and high leverage. The Fund’s Adviser relies on available information to assist in the ESG evaluation process, and the process employed for the Fund may differ from processes employed for other funds. The Fund will seek to identify companies that it believes meet its ESG criteria based on data provided by third parties. The data provided by third parties may be incomplete, inaccurate or unavailable, which could cause the Adviser to incorrectly assess a company’s ESG practices.

6. Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect this sector or companies within the sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of August 31, 2024, the Fund had 27.1% of the value of its net assets invested in stocks within the Technology sector.

14

NIA IMPACT SOLUTIONS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

7. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

15

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-833-571-2833, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge upon request by calling toll-free 1-833-571-2833, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to Form N-PORT. These filings are available upon request by calling 1-833-571-2833. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov and on the Fund’s website www.niaimpactfunds.com.

16

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(b) Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable [filed under item 7]

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable [filed under Item 7 if applicable]

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no material changes to the manner in which shareholders may recommend nominees to the Registrant’s Board of Trustees or the Nominations & Governance Committee (the “Committee”). The Registrant does not have formal procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees. While the Registrant does not have formal procedure, the Committee shall to the extent required under applicable law, when identifying potential candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder.

Item 16. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable

(b) Not applicable

Item 19. Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(1) Not applicable

(2) Change in the registrant’s independent public accountant: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Todd E. Heim
Todd E. Heim, President and Principal Executive Officer

Date	November 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Todd E. Heim
Todd E. Heim, President and Principal Executive Officer

Date	November 5, 2024

By (Signature and Title)*		/s/ Daniel D. Bauer
Daniel D. Bauer, Treasurer and Principal Financial Officer

Date	November 5, 2024

* Print the name and title of each signing officer under his or her signature.